Other disclosures - Share-based payment schemes - General terms and conditions of launched programmes (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 shares kr / shares	Dec. 31, 2024 shares kr / shares	Dec. 31, 2023 shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years
Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years	3 years	3 years
2025 | Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares	0.3
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares	kr 545
Amortisation period	3 years
2025 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares	1.5
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares	kr 545
Amortisation period	3 years
2025 | Individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares	0.6
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares	kr 331
2025 | Individual employees | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	1 year
2025 | Individual employees | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period	3 years
2024 | Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares		0.2
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares		kr 767
Amortisation period		3 years
2024 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares		0.9
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares		kr 767
Amortisation period		3 years
2024 | Individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares		0.1
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares		kr 794
2024 | Individual employees | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period		1 year
2024 | Individual employees | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period		3 years
2023 | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares			3.3
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares			kr 446
Amortisation period			3 years 6 months
2023 | Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares			0.3
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares			kr 456
Amortisation period			3 years
2023 | Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares			1.3
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares			kr 456
Amortisation period			3 years
2023 | Individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Preliminary number of shares to be allocated (in shares) | shares			0.1
Fair value per restricted stock unit at grant date (in krone per share) | kr / shares			kr 544
2023 | Individual employees | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period			1 year
2023 | Individual employees | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period			3 years